Note 6 - Investments in Equity Method Investees (Details Textual) - JPY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Proceeds from Equity Method Investment, Distribution			¥ 51,191	¥ 51,083	¥ 48,510
Payments to Acquire Equity Method Investments			2,004,808	99,000	¥ 338,166
Investments in Equity Method Investees [Member]
Equity-method Goodwill			¥ 7,197	¥ 7,197
Appiaries [Member]
Proceeds from Sale of Equity Method Investments		¥ 1,615
DeCurret [Member]
Payments to Acquire Equity Method Investments	¥ 1,830,000